BUSINESS COMBINATIONS (Details) $ in Thousands		1 Months Ended		5 Months Ended	8 Months Ended	12 Months Ended
	Apr. 23, 2018 USD ($) a item shares	Apr. 30, 2018 shares	Mar. 31, 2018 shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 19, 2016 USD ($) a item	Jul. 29, 2016 USD ($) a item
BUSINESS COMBINATIONS
Equity						$ 253,517		$ 67,499
Issuance of ordinary shares | shares		456,954,532	104,490,194
Ordinary shares
BUSINESS COMBINATIONS
Issuance of ordinary shares | shares						562,137,374	389,791
Eagle Ford
BUSINESS COMBINATIONS
Net acres | a	21,900
Adjustment to purchase price	$ 5,800
Gross producing wells | item	132
Net producing wells | item	98
Equity	$ 260,000
Issuance of ordinary shares | shares	561,444,726
Fair value of assets acquired:
Development and production assets	$ 179,662
Exploration and evaluation assets	43,642
Restoration provision	(7,435)
Trade and other payables	(80)
Net assets acquired	215,789
Purchase price:
Total consideration paid	$ 215,789
Revenue					$ 64,500
Net income excluding general and administrative costs and impact of income taxes					43,300
Transaction costs					$ 13,700	$ 13,700	$ 1,300
Revenue of combined entity						174,700
Profit (loss) before income tax of combined entity						$ (5,900)
Eagle Ford Business Combination One and Two
Purchase price:
Increase in revenue of combined entity								5,300
Decrease in profit loss before tax of combined entity								(1,200)
Revenue of combined entity								72,000
Profit (loss) before income tax of combined entity								$ (42,800)
Eagle Ford acquisition one
BUSINESS COMBINATIONS
Net acres | a										5,050
Gross producing wells | item										26
Net producing wells | item										9.1
Fair value of assets acquired:
Development and production assets										$ 16,628
Restoration provision										(747)
Net assets acquired										15,881
Purchase price:
Cash consideration										15,881
Total consideration paid										$ 15,881
Revenue				$ 2,400
Net income excluding general and administrative costs and impact of income taxes				$ 400
Eagle Ford acquisition two
BUSINESS COMBINATIONS
Net acres | a									130
Gross producing wells | item									23
Net producing wells | item									1.5
Operated gross producing wells | item									12
Operated net producing wells | item									1.0
Fair value of assets acquired:
Development and production assets									$ 7,348
Restoration provision									(118)
Net assets acquired									7,230
Purchase price:
Cash consideration									7,230
Total consideration paid									$ 7,230